Stock-Based Compensation - Summary of Stock Option Activity (Details) (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number of Options, Abstract
Number of Options, Outstanding - Beginning balance	550,675	538,649
Number of Options, Granted	986,845	55,443
Number of Options, Exercised	(26,382)	(3,145)
Number of Options, Forfeited	(16,536)	(18,042)
Number of Options, Expired	(19,709)	(22,230)
Number of Options, Outstanding - Ending balance	1,474,893	550,675
Number of Options, Exercisable	385,776	314,124
Weighted Average Exercise Price, Abstract
Weighted-Average Exercise Price, Outstanding - Beginning balance	$ 16.11	$ 16.39
Weighted-Average Exercise Price, Granted	12.63	19.63
Weighted-Average Exercise Price, Exercised	10.29	9.33
Weighted-Average Exercise Price, Forfeited	11.62	12.68
Weighted-Average Exercise Price, Expired	11.50	31.55
Weighted-Average Exercise Price, Outstanding - Ending balance	14.00	16.11
Weighted-Average Exercise Price, Exercisable	$ 17.13	$ 17.59